Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD
Operating lease right-of-use assets	43,156	37,048	5,298
Lease liabilities – current	9,401	6,793	971
Lease liabilities – non-current	27,902	25,491	3,645
Total operating lease liabilities	37,303	32,284	4,616

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025

Weighted average remaining lease term (years)	5.87	5.61
Weighted average discount rate	4.77%	4.77%

Schedule of Undiscounted Future Minimum Payments

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	As of December 31, 2025
	RMB	USD
2026	8,173	1,169
2027	7,228	1,034
2028	5,567	796
2029	5,355	766
2030 and after	10,294	1,471
Total undiscounted cashflows	36,617	5,236
Less: imputed interest	(4,333)	(620)
Present value of lease liabilities	32,284	4,616